June 15, 1998

Dear Shareholder:

     We are pleased to present the 1998 semi-annual report for three of our newest funds - International Small Cap Fund, Global Equity and Retirement Income Fund.

     To expand international investing choices within the Delaware Investments family of mutual funds, we began operating International Small Cap Fund on December 19, 1997. Our timing was fortuitous. The Fund provided an attractive total return as many international markets rallied during the Fund's initial fiscal period. International Small Cap Fund's largest country weightings were the United Kingdom (20.4%) and Japan (15.5%) as of May 31.

     Global Equity Fund, to be known as Global Opportunities Fund effective July 21, 1998, taps the combined skills of Delaware's domestic and international investment teams. Absolute returns have been strong over the period as the Fund benefited from the surge in European and American stock markets since November, as shown on the next page. The Fund invests primarily in a combination of U.S. stocks and stocks in established overseas markets using a consistent global discipline. As of May 31, 1998, foreign stocks represented 61% of your Fund's net assets, an increase of one percentage point from six months earlier.

      In the U.S., Retirement Income Fund has faced a sluggish period since autumn. We held a substantial position (17% of net assets) in stocks of domestic real estate investment trusts (REITs) as of May
31. While this provided substantial income, the Fund's positioning did not allow us to achieve as much capital appreciation from U.S. equities as we would have liked.

     REIT investors have expressed concern about pending federal legislation that may affect the industry. Weakness in REIT share prices during the first half of fiscal 1998 was partially offset by the Fund's focus on industrial, financial and other common stocks. Retirement Income Fund invests in a mix of domestic stocks, higher risk, high-yield corporate bonds and convertible securities.

      As of May 31, 1998, Retirement Income Fund's SEC yield was
4.88% for Institutional Class shares and 4.65% for A Class shares. This was more than three times the average 1.42% yield of stocks in the S&P 500 Index. We believe the Fund may be an appropriate investment for long-term, risk-conscious equity investors.

      On behalf of Delaware Investments, we thank you for being charter shareholders.

Sincerely,

Wayne A. Stork                Robert L. Arnold, domestic equities
Chairman                      Global Equity Fund

Jeffrey J. Nick               Elizabeth A. Desmond, overseas equities
President and Chief           Global Equity Fund
Executive Officer

Babak Zenouzi, equities       Paul A. Matlack, fixed-income
Retirement Income Fund        Retirement Income Fund

                              Timothy W. Sanderson
                              International Small Cap Fund




PERFORMANCE SUMMARY

INTERNATIONAL SMALL CAP FUND
Cumulative Returns
Through May 31, 1998
                                LIFETIME
Class A (Est. 12/19/97)
    Excluding Sales Charge      +14.94%
    Including Sales Charge       +9.53%
Institutional Class             +14.94%

GLOBAL EQUITY FUND
Cumulative Returns
Through May 31, 1998
                                LIFETIME     SIX MONTHS
Class A (Est. 7/22/97)
    Excluding Sales Charge       +9.35%       +12.81%
    Including Sales Charge       +4.20%        +7.46%
Institutional Class              +9.23%       +12.81%

RETIREMENT INCOME FUND
Average Annual/Cumulative
Returns Through May 31, 1998
                                LIFETIME      ONE YEAR       SIX MONTHS
Class A (Est. 12/2/96)
    Excluding Sales Charge      +30.01%       +27.41%          +7.05%
    Including Sales Charge      +25.88%       +21.36%          +1.99%
Institutional Class             +29.94%       +27.31%          +7.06%

The maximum sales charge for A Class shares is 4.75%. Shares may be purchased at net asset value under certain circumstances. Class A shares have a 12b-1 fee that has been waived since inception. Voluntary expense caps have been in effect. Returns would have been lower without the caps.

INTERNATIONAL STOCKS INVOLVE GREATER RISKS THAN INVESTING IN U.S.
STOCKS. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. ALL RESULTS INCLUDE REINVESTMENT OF DISTRIBUTIONS. PAST PERFORMANCE IS NOT A
GUARANTEE OF FUTURE RESULTS.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF INTERNATIONAL SMALL CAP FUND, GLOBAL EQUITY FUND AND RETIREMENT INCOME FUND SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN ACCOMPANIED BY CURRENT PROSPECTUSES FOR EACH FUND, WHICH SET FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF EACH FUND. YOU SHOULD READ ANY PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN EACH FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION.





 DELAWARE GROUP EQUITY FUNDS V, INC. -
 RETIREMENT INCOME FUND
 STATEMENT OF NET ASSETS
 MAY 31, 1998
(UNAUDITED)

                                                     NUMBER         MARKET
                                                   OF SHARES        VALUE
                                                  ----------     -----------

 COMMON STOCK - 35.77%
 AUTOMOBILES AND AUTOMOTIVE PARTS - 6.60%
 Chrysler                                              2,000      $  111,250
 General Motors                                        1,200          86,325
                                                  ----------      ----------
                                                                     197,575
                                                                  ----------

 BANKING, FINANCE AND INSURANCE - 6.32%
 Indymac Mortgage Holdings                             4,000          94,750
 Mellon Bank                                           1,400          94,413
                                                                  ----------
                                                                     189,163
                                                                  ----------

 FOOD, BEVERAGE AND TOBACCO - 1.50%
 Philip Morris                                         1,200          44,850
                                                                  ----------
                                                                      44,850
                                                                  ----------

 REAL ESTATE - 17.41%
 Corporate Office Properties                           5,500          56,375
 Crescent Real Estate                                  1,500          37,125
 Excel Realty Trust                                    1,800          49,050
 Glenborough Realty Trust                              3,000          84,375
 Grove Property Trust                                  8,000          82,500
 Reckson Associates Realty                             2,200          52,525
 Smith(Charles E.)Residential Realty                   2,500          80,938
 Starwood Lodging Trust                                1,650          77,859
                                                                  ----------
                                                                     520,747
                                                                  ----------

 MISCELLANEOUS - 3.94%
 Dollar General (Strypes)                              1,100          42,625
 Pitney Bowes                                          1,600          75,200
                                                                  ----------
                                                                     117,825
                                                                  ----------
 TOTAL COMMON STOCK (COST $898,706)                                1,070,160
                                                                  ----------

 CONVERTIBLE PREFERRED STOCKS - 20.40%
 Banking, Finance and Insurance - 2.75%
 SunAmerica 3.188%                                     1,750          82,250
                                                                  ----------
                                                                      82,250
                                                                  ----------

 CABLE, MEDIA AND PUBLISHING - 2.06%
 MetroMedia International Group 7.25%                  1,100          61,600
                                                                  ----------
                                                                      61,600
                                                                  ----------

 CONSUMER PRODUCTS - 2.27%
 Cendant 7.50%                                         1,800          67,950
                                                                  ----------
                                                                      67,950
                                                                  ----------

 HEALTHCARE AND PHARMACEUTICALS - 1.76%
 Herbalife DECS III 8.75%                              2,300          52,613
                                                                  ----------
                                                                      52,613
                                                                  ----------

 TELECOMUNICATIONS - 3.39%
*Winstar Communications 7.00%                          2,000         101,500
                                                                  ----------
                                                                     101,500
                                                                  ----------

 TRANSPORTATION - 1.84%
 Union Pacific Capital Trust 6.25%                     1,100          55,000
                                                                  ----------
                                                                      55,000
                                                                  ----------

 UTILITIES - 4.70%
*Calenergy Capital Trust 6.50%                         1,200          57,150
 Houston Industries 7.00%                              1,200          83,550
                                                                  ----------
                                                                     140,700
                                                                  ----------

 MISCELLANEOUS - 1.63%
*Ingersoll-Rand 6.75%                                  2,000          48,750
                                                                  ----------
                                                                      48,750
                                                                  ----------
 TOTAL CONVERTIBLE PREFERRED STOCKS (COST $529,086)                  610,363
                                                                  ----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   ----------
 CORPORATE BONDS - 25.25%
 Aerospace and Defense - 0.86%
 Roller Bearing 9.625% 6/15/07                     $  25,000          25,656
                                                                  ----------
                                                                      25,656
                                                                  ----------

 AUTOMOBILE AND AUTOMOTIVE PARTS - 1.81%
 Motors and Gears 10.75% 11/15/06                     50,000          54,000
                                                                  ----------
                                                                      54,000
                                                                  ----------

 BUILDING AND MATERIALS - 3.55%
 American Builders and Contractors sr
   sub nts 10.625% 05/15/07                           25,000          25,938
 Atrium sr sub nts 10.50% 11/15/06                    50,000          53,250
 Clark Materials Handling 10.75% 11/15/06             25,000          27,000
                                                                  ----------
                                                                     106,188
                                                                  ----------

 COMPUTER AND TECHNOLOGY - 0.50%
 Decisionone Holdings 11.50% 08/01/08                 25,000          14,875
                                                                  ----------
                                                                      14,875
                                                                  ----------

 CONSUMER PRODUCTS - 4.46%
 Consumers International sr nts 10.25% 04/01/05       25,000          27,438
 Precise Technology 11.125% 06/15/07                  25,000          26,000
 Riddell Sports 10.50% 07/15/07                       25,000          26,375
 William Carter 10.375% 12/01/06                      50,000          53,688
                                                                  ----------
                                                                     133,501
                                                                  ----------

 ELECTRONICS AND ELECTRICAL EQUIPMENT - 1.58%
 Fairchild Semiconductor 10.125% 3/15/07              20,000          20,750
 HCC Industries sr sub nts 10.75% 5/15/07             25,000          26,500
                                                                  ----------
                                                                      47,250
                                                                  ----------

 ENERGY - 0.85%
 Panaco 10.625% 10/1/04                               25,000          25,250
                                                                  ----------
                                                                      25,250
                                                                  ----------

 ENVIRONMENTAL SERVICES - 1.75%
 Hydrochem Industrial Services 10.375% 08/01/07       50,000          52,500
                                                                  ----------
                                                                      52,500
                                                                  ----------

 LEISURE, LODGING AND ENTERTAINMENT - 3.74%
 AFC Enterprises 10.25% 05/15/07                      10,000          10,625
 Hollywood Theaters 10.625% 08/01/07                  25,000          27,031
 Town Sports International 9.75% 10/15/04             25,000          25,125
 Trump-Atlantic City 11.25% 05/01/06                  50,000          49,125
                                                                  ----------
                                                                     111,906
                                                                  ----------

 PACKAGING AND CONTAINERS - 0.85%
 Huntsman Packaging 9.125% 10/01/07                   25,000          25,531
                                                                  ----------
                                                                      25,531
                                                                  ----------

 RETAIL - 2.67%
 Fleming sr sub nts 10.625% 12/15/01                  50,000          53,500
 Leslie's Poolmart  10.375% 07/15/04                  25,000          26,500
                                                                  ----------
                                                                      80,000
                                                                  ----------

 TRANSPORTATION AND SHIPPING - 1.77%
 Chemical Leaman 10.375% 06/15/05                     50,000          53,000
                                                                  ----------
                                                                      53,000
                                                                  ----------

 MISCELLANEOUS - 0.86%
 Burke Industries 10.00% 08/15/07                     25,000          25,625
                                                                  ----------
                                                                      25,625
                                                                  ----------
 TOTAL CORPORATE BONDS  (COST $779,130)                              755,282
                                                                  ----------

 CONVERTIBLE BONDS - 17.94%
 Automobiles and Automotive Parts - 2.25%
 Magna International 4.875% 02/15/05                  60,000          67,275
                                                                  ----------
                                                                      67,275
                                                                  ----------

 BANKING, FINANCE AND INSURANCE - 2.25%
 Bell Atlantic Financial Services 5.75% 04/01/03      65,000          67,438
                                                                  ----------
                                                                      67,438
                                                                  ----------

 CABLE, MEDIA AND PUBLISHING - 1.71%
 World Color Press 6.00% 10/01/07                     50,000          51,313
                                                                  ----------
                                                                      51,313
                                                                  ----------

 COMPUTER AND TECHNOLOGY - 2.35%
 Platinum Technology 6.25% 12/15/02                   65,000          70,200
                                                                  ----------
                                                                      70,200
                                                                  ----------

 ENERGY - 1.78%
 Parker Drilling 5.50% 08/01/04                       58,000          53,360
                                                                  ----------
                                                                      53,360
                                                                  ----------

 MISCELLANEOUS - 7.60%
 Corestaff 2.94% 08/15/04                             65,000          57,850
 Smartalk Teleservices 5.75% 09/15/04                 55,000          51,700
 Tel-Save Holdings 4.50% 09/15/02                     50,000          47,000
 Thermo Fibertek 4.50% 07/15/04                       65,000          70,688
                                                                  ----------
                                                                     227,238
                                                                  ----------
 TOTAL CONVERTIBLE BONDS (COST $523,578)                             536,824
                                                                  ----------

 REPURCHASE AGREEMENTS - 0.97%
 With Chase Manhattan 5.53% 06/01/98
   (dated 05/29/98, collateralized by $10,000
   U.S. Treasury Notes 6.625% due 04/30/02
   market value $10,552)                              10,300          10,300
 With J.P. Morgan Securities 5.55% 06/01/98
   (dated 05/29/98, collateralized by $9,000
   U.S. Treasury Notes 6.00% due 06/30/99
   market value $9,852)                                9,700           9,700
 With PaineWebber 5.55% 06/01/98
   (dated 05/29/98, collateralized by $4,000
   U.S. Treasury Notes 5.75% due 11/15/00
   market value $4,494 and $4,000
   U.S. Treasury Notes 7.50% due 11/15/01
   market value $4,704)                                9,000           9,000
                                                                  ----------
 TOTAL REPURCHASE AGREEMENTS (COST $29,000)                           29,000
                                                                  ----------
 TOTAL MARKET VALUE OF SECURITIES - 100.33%
   (COST $2,759,500)                                              $3,001,629
 LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.33%)            (9,745)
                                                                  ----------
 NET ASSETS APPLICABLE TO 281,842 SHARES
   ($.01 PAR VALUE)  OUTSTANDING -  100.00%                       $2,991,884
                                                                  ==========
 NET ASSET VALUE - RETIREMENT INCOME FUND A CLASS
   ($22,933 / 2,158 SHARES)                                           $10.63
                                                                  ==========
 NET ASSET VALUE - RETIREMENT INCOME FUND INSTITUTIONAL CLASS
   ($2,968,951 / 279,684 SHARES)                                      $10.62
                                                                  ==========

 COMPONENTS OF NET ASSETS AT  MAY 31, 1998:
 Common stock, $.01 par value, 200,000,000 shares
    authorized to the Fund with 100,000,000 shares
    allocated to Retirement Income Fund A Class,
    25,000,000 shares allocated to Retirement Income
    Fund B Class, 25,000,000 shares allocated to Retirement
    Income Fund C Class and 50,000,000 shares allocated
    to Retirement Income Fund Institutional Class                 $2,462,477
 Undistributed net investment income                                  73,547
 Accumulated net realized gain on investments                        213,731
 Net unrealized appreciation of investments                          242,129
                                                                  ----------
 Total net assets                                                 $2,991,884
                                                                  ==========
 ------------------------------------------------------------
 * Non-income producing security.
 nts - notes      sub - subordinate   sr - senior

                                                                     MARKET
                                                                     VALUE
                                                                  ----------
 NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 RETIREMENT INCOME FUND A CLASS:
 Net asset value A Class (A)                                      $    10.63
 Sales charge (4.75% of offering price or 4.99% of the
 amount invested per share)(B)                                          0.53
                                                                  ----------
 Offering price                                                   $    11.16
                                                                  ==========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
 (B) See How to Buy Shares in the current prospectus for purchases of $100,000 or more.






DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1998
(Unaudited)

INVESTMENT INCOME:
Interest                                                    $   55,344
Dividends                                                       42,331          $97,675
                                                            ----------       ----------

EXPENSES:
Management fees                                                  9,492
Reports and statements to shareholders                           3,326
Custodian fees                                                   2,632
Professional fees                                                1,183
Registration fees                                                1,050
Directors' fees                                                    934
Accounting and administrative fees                                 742
Dividend disbursing and transfer agent fees and expenses           618
Taxes (other than taxes on income)                                 175
Other                                                              532
                                                                20,684
Less expenses absorbed by Delaware Management
 Company                                                        (9,784)          10,900
                                                                             ----------

NET INVESTMENT INCOME                                                            86,775

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investment transactions                                    213,893
Net change in unrealized appreciation /
depreciation of investments                                                    (105,312)
                                                                             ----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                               108,581

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             $195,356


See accompanying notes








DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                             SIX MONTHS     12/2/1996*
                                                               ENDED            TO
                                                              5/31/98        11/30/97
                                                            (UNAUDITED)
                                                           -----------     -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income                                       $   86,775      $  131,919
Net realized gain on investment transactions                   213,893         284,110
Net unrealized appreciation/depreciation of
investments during the period                                 (105,312)        347,441
                                                           -----------     -----------
Net increase in net assets resulting from operations           195,356         763,470
                                                           -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Retirement Income Fund A Class                                 (263)             (1)
   Retirement Income Fund Institutional Class                 (134,766)        (10,117)
Net realized gain on investment transactions:
   Retirement Income Fund A Class                                 (553)             --
   Retirement Income Fund Institutional Class                 (283,719)              0
                                                           -----------     -----------
                                                              (419,301)        (10,118)
                                                           -----------     -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Retirement Income Fund A Class                               19,845           8,266
   Retirement Income Fund Institutional Class                   13,498       2,000,007

Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions:
   Retirement Income Fund A Class                                  816               1
   Retirement Income Fund Institutional Class                  418,484          10,117
                                                           -----------     -----------
                                                               452,643       2,018,391

Cost of shares repurchased:
   Retirement Income Fund A Class                               (6,557)             --
   Retirement Income Fund Institutional Class                   (2,000)             --
                                                                (8,557)             --
Increase in net assets derived from capital
   share transactions                                          444,086       2,018,391

NET INCREASE IN NET ASSETS                                     220,142       2,771,743

NET ASSETS:
Beginning of period                                          2,771,743              --
End of period                                               $2,991,885      $2,771,743

* Date of commencement of trading

                                   See accompanying notes






FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                               RETIREMENT INCOME FUND A CLASS
                                               ------------------------------
                                                   12/01/97    12/02/96(3)
                                                       TO          TO
                                                   05/31/98(2)  11/30/97
                                                  (UNAUDITED)

Net asset value, beginning of period             $   11.700   $   8.500

Income from investment operations:
   Net investment income (1)                          0.315       0.558
   Net realized and unrealized gain on
     investment transactions                          0.850       2.685
   Total from investment operations                   0.700       3.243

Less dividends:
   Dividends from net investment income              (0.570)     (0.043)
   Distributions from net realized gain
     on security transactions                        (1.200)       none
                                                 ----------  ----------
   Total dividends                                   (1.770)     (0.043)

Net asset value, end of period                   $   10.630   $  11.700

Total return (4)                                       7.05%      38.31%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)      $       23   $       9
    Ratio of expenses to average net assets            0.75%       0.75%
    Ratio of expenses to average net assets
     prior to expense
     limitation                                        1.42%       2.18%
    Ratio of net investment income to average
     net assets                                        6.30%       5.48%
    Ratio of net investment income to average
     net assets prior
     to expense limitation                             5.63%       4.05%
    Portfolio turnover                                  108%        196%


                                                   RETIREMENT INCOME FUND
                                                    INSTITUTIONAL CLASS
                                                   ---------------------
                                                    12/01/97    12/02/96(3)
                                                       TO          TO
                                                   05/31/98(2)   11/30/97
                                                   (UNAUDITED)

Net asset value, beginning of period             $   11.690   $   8.500

Income from investment operations:
   Net investment income (1)                          0.315       0.558
   Net realized and unrealized gain on
     investment transactions                          0.385       2.675
   Total from investment operations                   0.700       3.233

Less dividends:
   Dividends from net investment income              (0.570)     (0.043)
   Distributions from net realized gain
     on security transactions                        (1.200)       none
   Total dividends                                   (1.770)     (0.043)

Net asset value, end of period                   $   10.620   $  11.690

Total return (4)                                       7.06%      38.19%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)      $    2,969   $   2,763
    Ratio of expenses to average net assets            0.75%       0.75%
    Ratio of expenses to average net assets
     prior to expense
     limitation                                        1.42%       1.88%
    Ratio of net investment income to average
     net assets                                        5.95%       5.48%
    Ratio of net investment income to average
     net assets prior
     to expense limitation                             5.29%       4.35%
    Portfolio turnover                                  108%        196%

(1) Per share information was based on the average shares outstanding method.
(2) Ratios have been annualized and total return have not been annualized.
(3) Date of commencement of trading; ratios have been annualized and total returns have not been annualized.
(4) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares.

See accompanying notes





DELAWARE GROUP EQUITY FUND V, INC - RETIREMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998
(UNAUDITED)

Delaware Group Equity Funds V, Inc. is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Delaware Group Equity Funds V currently offers two Series, Small Cap Value Fund and Retirement Income Fund. These financial statements and related notes pertain to Retirement Income Fund (the "Fund"). The Fund is organized as a Maryland Corporation and offers four classes of shares. The Retirement Income Fund A Class carries a front-end sales charge of 4.75%. The Retirement Income Fund B Class carries a back-end deferred sales charge. The Retirement Income Fund C Class carries a level load deferred sales charge and Retirement Income Fund Institutional Class has no sales charge. As of May 31, 1998 only the Retirement Income Fund A Class and the Retirement Income Fund Institutional Class have commenced operations.

The objective of the Fund is to seek to provide investors with high current income and an investment that has the potential for capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

SECURITY VALUATION - Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

FEDERAL INCOME TAXES - The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government.
The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. At May 31, 1998 the Fund had a liability for other expenses payable to DMC of $5,283.

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of the Fund through November 30, 1998. Total expenses absorbed by DMC for the six months ended May 31, 1998 were $9,784.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. For the six months ended May 31, 1998, the Fund expensed $618 for dividend disbursing and transfer agent services and $607 for accounting services. At May 31, 1998, the Fund had a liability for such fees and other expenses payable to DSC of $6,011.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class. DDLP has elected voluntarily to waive its rights to receive 12B-1 Plan fees (including service fees) from the commencement of operations of A Class shares of the Fund through November 30, 1998. At May 31, 1998, the Fund had a liability to DDLP of $3,624.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. INVESTMENTS
During the six months ended May 31, 1998, the Fund made purchases of $1,702,064 and sales of $1,554,607 of investment securities other than U.S. government securities and temporary cash investments.

At May 31, 1998, the aggregate cost of securities for federal income tax purposes was $2,759,500.

At May 31, 1998, net unrealized appreciation for federal income tax purposes aggregated $242,129 of which $283,423 related to unrealized appreciation of securities and $41,294 related to unrealized depreciation of securities.

At May 31, 1998 the fund had a payable of $15,099 for securities purchased.

4. CAPITAL STOCK
Transactions in capital stock shares were as follows:

                                    Six Months        12/02/96 *
                                      Ended              To
                                     5/31/98          11/30/97
                                   ----------        ----------
Shares sold:
Retirement Income Fund A Class        1,933               742
Retirement Income Fund
Institutional Class                   1,251           235,295

Shares issued upon reinvestment
of dividends from
net investment income:
Retirement Income Fund A Class           82                --
Retirement Income Fund
Institutional Class                  42,186             1,137
                                 ----------        ----------
                                     45,452             1,137
                                 ----------        ----------
Shares repurchased:
Retirement Income Fund A Class         (599)               --
Retirement Income Fund
Institutional Class                    (185)               --
                                 ----------        ----------
                                       (784)               --
                                 ----------        ----------
Net Increase                         44,668           237,174
                                 ==========        ==========
* Date of commencement of trading

5. LINE OF CREDIT
The Fund has a committed line of credit for $100,000. No amount was outstanding at May 31, 1998, or at anytime during the fiscal year.

6. MARKET AND CREDIT RISK
The Fund may invest up to 15 % of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.





DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
GLOBAL EQUITY SERIES
STATEMENT OF NET ASSETS
MAY 31, 1998
(UNAUDITED)
                                                                                MARKET
                                                              NUMBER            VALUE
                                                             OF SHARES         (U.S. $)
                                                            ----------       ----------

COMMON STOCK - 98.84%
Australia - 7.73%
Amcor Limited                                                 11,410        $    52,598
CSR Limited                                                   19,460             56,855
Foster's Brewing Group                                        31,440             67,962
National Australia Bank                                        3,920             54,075
Orica                                                          3,300             22,099
                                                                             ----------
                                                                                253,589
                                                                             ----------

BELGIUM - 2.66%
Electrabel                                                       350             87,428
                                                                             ----------
                                                                                 87,428
                                                                             ----------

FRANCE - 6.54%
Alcatel Alsthom                                                  200             42,720
Compagnie de Saint Gobain                                        250             49,228
Elf Aquitaine                                                    502             69,614
Societe Generale                                                 268             52,996
                                                                             ----------
                                                                                214,558
                                                                             ----------

GERMANY - 8.63%
Bayer AG                                                       1,460             69,586
Bayerische Vereinsbank AG                                        900             75,357
Rheinisch Westfaelisches Elek                                  1,180             62,717
Siemens AG                                                     1,150             75,357
                                                                             ----------
                                                                                283,017
                                                                             ----------

HONG KONG - 1.55%
Hong Kong Electric                                             9,500             27,890
Wharf (Holdings) Limited                                      18,000             22,995
                                                                             ----------
                                                                                 50,885
                                                                             ----------

JAPAN - 3.00%
Canon                                                          1,000             23,758
Eisai                                                          1,000             13,233
Koito Manufacturing                                            5,000             24,118
West Japan Railway                                                10             37,437
                                                                             ----------
                                                                                 98,546
                                                                             ----------

MALAYSIA - 0.73%
Sime Darby Berhad                                             30,000             23,874
                                                                             ----------
                                                                                 23,874
                                                                             ----------

NETHERLANDS - 1.34%
Royal Dutch Petroleum                                            770             43,848
                                                                             ----------
                                                                                 43,848
                                                                             ----------

NEW ZEALAND - 2.88%
Carter Holt Harvey Limited                                    20,160             23,807
Telecom Corporation of New Zealand Class A                     3,070              8,055
Telecom Corporation of New Zealand                            13,620             62,589
                                                                             ----------
                                                                                 94,451
                                                                             ----------

SPAIN - 2.89%
Iberdrola                                                      2,420             39,889
Telefonica de Espana                                           1,232             54,992
                                                                             ----------
                                                                                 94,881
                                                                             ----------

UNITED KINGDOM - 22.94%
Associated British Food                                        4,500             41,371
Bass                                                           4,705             87,132
Blue Circle Industry                                          10,251             65,142
Boots                                                          6,000             91,723
Cable & Wireless                                               7,880             89,286
GKN                                                            7,140            105,947
Glaxo Wellcome                                                 3,660             99,720
PowerGen                                                       7,000             88,223
Taylor Woodrow                                                22,500             84,063
                                                                             ----------
                                                                                752,607
                                                                             ----------

UNITED STATES - 37.95%
American Home Products                                         1,400             67,638
Aon                                                              800             51,250
Bank of Boston                                                   700             73,762
Bankers Trust                                                    500             61,750
Bausch & Lomb                                                  1,000             49,813
Baxter International                                             900             51,469
Browning Ferris                                                1,500             53,344
ConAgra                                                        1,400             40,950
Crestar Financial                                              1,000             57,437
Federal National Mortgage                                        900             53,888
General Motors                                                   900             64,744
GTE                                                            1,000             58,312
Hercules                                                       1,000             44,063
Jardine Matheson Holdings                                      6,800             20,672
May Department Stores                                          1,000             64,312
McGraw-Hill                                                      800             62,550
Mellon Bank                                                    1,000             67,438
Philip Morris                                                  1,400             52,325
Pitney Bowes                                                   1,400             65,800
Tenneco                                                        1,200             49,950
Ultramar Diamond Shamrock                                      1,400             44,712
Union Pacific                                                    900             43,538
USX-Marathon Group                                             1,300             45,500
                                                                             ----------
                                                                              1,245,217
                                                                             ----------
TOTAL COMMON STOCK (COST $3,123,042)                                          3,242,901
                                                                             ==========

                                                                                MARKET
                                                           PRINICIPAL            VALUE
                                                             AMOUNT            (U.S. $)
                                                           ----------        ----------

REPURCHASE AGREEMENTS - 0.58%
With Chase Manhattan 5.53% 6/1/98
     (dated 5/29/98, collateralized by $7,000 U.S.
     Treasury Notes 6.625% due 4/30/02, market
     value $6,913)                                         $   7,000         $    7,000
With J.P. Morgan Securities 5.55% 6/1/98
     (dated 5/29/98, collateralized by $6,000 U.S.
     Treasury Notes 6.00% due 6/30/99, market
     value $6,455)                                             6,000              6,000
With PaineWebber 5.55% 6/1/98
     (dated 5/29/98, collateralized by $3,000 U.S.
     Treasury Notes 5.75% due 11/15/00, market value
     $2,944 and $3,000 U.S. Treasury Notes 7.50%
     due 11/15/01, market value $3,082)                        6,000              6,000
                                                                             ----------
TOTAL REPURCHASE AGREEMENTS (COST $19,000)                                       19,000
                                                                             ----------

TOTAL MARKET VALUE OF ALL SECURITIES - 99.42%
  (COST $3,142,042)                                                          $3,261,901
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.58%                          19,109
                                                                             ----------
NET ASSETS APPLICABLE TO 358,315 SHARES
  ($.01 PAR VALUE ) OUTSTANDING - 100.00%                                    $3,281,010
                                                                             ==========
NET ASSET VALUE - GLOBAL EQUITY SERIES A CLASS
  ($5,369 / 586 SHARES)                                                      $     9.16
                                                                             ==========
NET ASSET VALUE  - GLOBAL EQUITY SERIES INSTITUTIONAL CLASS
  ($3,275,641 / 357,729 SHARES)                                              $     9.16
                                                                             ==========
COMPONENTS OF NET ASSETS AT MAY 31, 1998:
Common stock, $.01 par value, 200,000,000 shares
  authorized to the Series with 100,000,000 shares
  allocated to Global Equity Series A Class,
  25,000,000 shares allocated to Global Equity Series
  B Class, 25,000,000 shares allocated to Global Equity
  Series C Class and 50,000,000 shares allocated to
  Global Equity Series Institutional Class                                   $3,043,857
Undistributed net investment income *                                            27,839
Accumulated net realized gain on investments                                     90,487
Net unrealized unrealized appreciation of investments and foreign
currencies                                                                      118,827
                                                                             ----------
Total net assets                                                             $3,281,010
                                                                             ==========

* Undistributed net investment income includes net realized gains
    (losses) on foreign currencies. Net realized gains on foreign currencies are distributed as net investment income in accordance with provisions of the Internal Revenue Code.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
GLOBAL EQUITY SERIES A CLASS:
Net asset value A Class (A)                                                       $9.16
Sales charge ( 4.75% of offering price or 5.02% of the amount
    invested per share) (B)                                                        0.46
                                                                             ----------
Offering price                                                                    $9.62
                                                                             ==========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for the purchases of $100,000 or more.

                           See accompanying notes





DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
INTERNATIONAL SMALL CAP SERIES
STATEMENT OF NET ASSETS
MAY 31, 1998
(UNAUDITED)                                                                 MARKET
                                                                NUMBER       VALUE
                                                               OF SHARES    (U.S. $)
                                                              ----------  ----------

COMMON STOCK - 93.55%
Argentina - 0.80%
Transportadora de Gas del sur, -Class B                          13,000   $   27,572
                                                                          ----------
                                                                              27,572
                                                                          ----------

AUSTRALIA - 5.63%
David Jones                                                      29,500       35,835
GIO Australia Holdings                                           18,000       50,459
National Foods                                                   28,000       53,374
Orica                                                             4,600       30,805
Village Roadshow                                                 15,000       23,828
                                                                          ----------
                                                                             194,301
                                                                          ----------

BELGIUM - 2.07%
ARBED                                                               270       31,889
Bekaert                                                              50       39,403
                                                                          ----------
                                                                              71,292
                                                                          ----------

CHILE - 0.79%
Banco BHIF-ADR                                                    1,800       27,225
                                                                          ----------
                                                                              27,225
                                                                          ----------

EGYPT - 0.80%
Paints and Chemical-GDR                                           3,000       27,750
                                                                          ----------
                                                                              27,750
                                                                          ----------

FRANCE - 7.69%
Clarins                                                             890       84,804
Club Mediterranee                                                   690       67,589
Remy Cointreau                                                    1,810       40,655
Societe Francaise d'Investissements et deestion                     880       72,103
                                                                          ----------
                                                                             265,151
                                                                          ----------

GERMANY - 7.04%
AGIV  fuer Industrie und Verkehrswesen                            3,000       84,010
Escada                                                              350       57,827
KSB-Vorzug                                                          150       46,164
Moebel Walther                                                    1,290       54,909
                                                                          ----------
                                                                             242,910
                                                                          ----------

GREECE - 1.50%
Attica Enterprises                                                3,120       51,656
                                                                          ----------
                                                                              51,656
                                                                          ----------

HONG KONG - 4.18%
Guangdong Kelon Electric Holding                                 56,000       53,476
South China Morning Post Holdings                                64,000       36,339
Varitronix International                                         26,000       54,521
                                                                          ----------
                                                                             144,336
                                                                          ----------

INDIA - 0.88%
Tata Engineering & Locom-GDR                                      5,800       30,305
                                                                          ----------
                                                                              30,305
                                                                          ----------

INDONESIA - 1.00%
PT Ramayana Lestari Sentosa                                      66,000        9,784
PT Semen Gresik                                                  46,000       24,630
                                                                          ----------
                                                                              34,414
                                                                          ----------

JAPAN - 15.54%
Arcland Sakamoto                                                  5,000       32,757
Asahi Printing & Packaging                                        4,000       24,132
Chudenko                                                          2,000       41,181
Copal Electronics                                                 7,000       45,407
Daitec                                                            2,000       31,677
Getz Bros.                                                        7,000       21,973
Kayaba Industry                                                  21,000       48,078
Koito Manufacturing                                              12,000       57,883
Nichido Fire & Marine                                             9,000       46,587
Seikagaku                                                         6,000       30,886
Tokyo Denpa                                                       4,000       31,677
Ube-Nitto Kasei                                                  14,000       43,341
York-Benimaru                                                     4,000       80,346
                                                                          ----------
                                                                             535,925
                                                                          ----------

MALAYSIA - 1.62%
Kumpulan Guthrie                                                 54,000       36,934
Leader Universal Holdings                                        93,000       18,865
                                                                          ----------
                                                                              55,799
                                                                          ----------

NETHERLANDS - 3.09%
Koninklijke Bols Wessanen NV                                      1,970       32,500
Koninklijke Van Ommeren                                           1,760       73,987
                                                                          ----------
                                                                             106,487
                                                                          ----------

NEW ZEALAND - 2.15%
Fisher & Paykel Industries                                        9,700       27,730
Fletcher Challenge Building                                      14,000       22,966
The Warehouse Group                                              11,000       23,511
                                                                          ----------
                                                                              74,207
                                                                          ----------

PERU - .81%
Creditcorp Limited                                                1,760       27,940
                                                                          ----------
                                                                              27,940
                                                                          ----------
PHILIPPINES - 1.29%
Aboitiz Equity Ventures                                         992,000       44,653
                                                                          ----------
                                                                              44,653
                                                                          ----------

SINGAPORE - 2.03%
DBS Land                                                         28,000       31,399
Rothmans Industries                                               8,300       38,616
                                                                          ----------
                                                                              70,015
                                                                          ----------

SOUTH AFRICA - 1.90%
Anglo American Coal                                               1,250       65,481
                                                                          ----------
                                                                              65,481
                                                                          ----------

SPAIN - 9.43%
Aumar-Autopistas del Mare                                         3,300       67,340
Corporacion Mapfre                                                2,280       87,941
Dragados & Construcciones                                         2,100       65,352
Empresa Nacional de Celulosa                                      2,000       42,461
Zardoya Otis                                                      1,750       62,306
                                                                          ----------
                                                                             325,400
                                                                          ----------

TAIWAN - 1.22%
Yageo-GDR                                                         4,000       42,000
                                                                          ----------
                                                                              42,000
                                                                          ----------

THAILAND - 1.69%
Hana Microelectronics                                            13,000       45,061
K.R. Precision                                                    6,800       13,300
                                                                          ----------
                                                                              58,361
                                                                          ----------

UNITED KINGDOM - 20.40%
Arriva                                                            5,180       37,565
Avon Rubber                                                       2,800       32,023
Booker                                                            5,600       27,044
Charter                                                           4,900       60,757
Dairy Crest Group                                                 7,000       38,658
Delta                                                            14,000       75,375
Glynwed International                                            18,000       92,800
Greenalls Group                                                   8,200       66,223
Ibstock                                                          34,400       31,429
Keller Group                                                      9,300       37,857
Matthew Clark                                                    10,350       33,603
Mirror Group                                                     18,200       73,788
Taylor Woodrow                                                   25,900       96,766
                                                                          ----------
                                                                             703,888
                                                                          ----------
TOTAL COMMON STOCK (COST $2,804,255)                                       3,227,068
                                                                          ----------

                                                               PRINCIPAL
                                                                AMOUNT
                                                              ----------
REPURCHASE AGREEMENTS - 6.38%
With Chase Manhattan 5.53% 06/01/98
  (dated 05/29/98, collateralized by $77,000
  U.S. Treasury Notes 6.625% due 04/30/02
  market value $80,046)                                      $   78,000       79,000
With J.P. Morgan Securities 5.55% 06/01/98
  (dated 05/29/98, collateralized by $73,000
  U.S. Treasury Notes 6.00% due 06/30/99
  market value $74,742)                                          73,000       73,000
With PaineWebber 5.55% 06/01/98
  (dated 05/29/98, collateralized by $34,000
  U.S. Treasury Notes 5.75% due 11/15/00
  market value  $34,093 and $34,000
  U.S. Treasury Notes 7.50% due 11/15/01
  market value  $35,685)                                         69,000       68,000
                                                                          ----------
TOTAL REPURCHASE AGREEMENTS (COST $220,000)                                  220,000
                                                                          ----------

TOTAL MARKET VALUE OF SECURITIES - 99.93%
(COST $3,024,255)                                                         $3,447,068
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.07%                        2,511
                                                                          ----------
NET ASSETS APPLICABLE TO 353,048 SHARES
($.01 PAR VALUE)  OUTSTANDING -  100.00%                                  $3,449,579
                                                                          ==========
NET ASSET VALUE - INTERNATIONAL SMALL CAP SERIES A CLASS
($1,036 / 106 SHARES)                                                     $     9.77
                                                                          ==========
NET ASSET VALUE - INTERNATIONAL SMALL CAP SERIES INSTITUTIONAL CLASS
($3,448,543 / 352,942 SHARE)                                              $     9.77
                                                                          ==========

                          See accompanying notes



                                                                             MARKET
                                                                             VALUE
                                                                            (U.S. $)
                                                                          ----------

COMPONENTS OF NET ASSETS AT MAY 31, 1998:
Common stock, $.01 par value, 150,000,000 shares authorized
to the Fund with 50,000,000 shares allocated to
International Small Cap Series A Class, 50,000,000 shares allocated to
International Small Cap Series Institutional Class                        $3,000,817
Undistributed net investment income*                                          25,522
Accumulated net realized gain on investments                                     994
Net unrealized appreciation of investments                                   422,246
                                                                          ----------
Total net assets                                                          $3,449,579
                                                                          ==========

--------------------------------------------------------------------------
* Undistributed net investment income includes net realized gains
    (losses) on foreign currencies. Net realized gains on foreign currencies are distributed as net investment income in
    accordance with provisions of the Internal Revenue Code.

ADR - American Depository Receipt
GDR - Global Depository Receipt

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
INTERNATIONAL SMALL CAP SERIES A CLASS:
Net asset value A Class (A)                                               $     9.77
Sales charge (4.75% of offering price or 5.02% of the amount invested
     per share)(B)                                                              0.49
                                                                          ----------
Offering price                                                            $    10.26
                                                                          ==========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $100,000 or more.

                             See accompanying notes





DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
STATEMENT OF OPERATIONS
                                                                         12/19/97*
                                                      SIX MONTHS             TO
                                                         ENDED            5/31/98
                                                        5/31/98         (UNAUDITED)
                                                      (UNAUDITED)      INTERNATIONAL
                                                     GLOBAL EQUIT        SMALL CAP
                                                        SERIES            SERIES


INVESTMENT INCOME:
Dividends                                             $ 48,261          $ 41,122
Interest                                                 2,784            11,261
Foreign tax withheld                                    (2,746)           (4,263)
                                                        48,299            48,120

EXPENSES:
Management fees                                         12,572            17,360
Professional fees                                        1,312             1,570
Custodian fees                                           1,894             5,610
Registration fees                                        1,150             1,918
Accounting and administration                              830               667
Dividend disbursing and transfer agent fees
and expenses                                               739               193
Reports and statements to shareholders                     590             1,800
Directors' fees                                            348               219
Taxes (other than taxes on income)                         104               146
Other                                                        0             1,336
                                                        19,539            30,819
Less expenses absorbed by Delaware International
Advisers Ltd.                                           (6,977)          (12,831)
                                                        12,562            17,988

NET INVESTMENT INCOME                                   35,737            30,132

NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investment  transactions                             98,932               994
   Foreign currencies                                     (894)           (4,610)
     Net realized gain (loss)                           98,038            (3,616)
Net change in unrealized appreciation /
 depreciation of investments and foreign currencies    239,199           422,246

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES               337,237           418,630

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $372,974          $448,762

See accompanying notes






DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS
                                                            ENDED         7/22/97*
                                                           5/31/98           TO
                                                         (UNAUDITED)      11/30/97
                                                        GLOBAL EQUITY  GLOBAL EQUITY
                                                            SERIES         SERIES

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                   $   35,737     $   19,984
Net realized gain on investments
   and foreign currencies                                   98,038          3,448
Net change in unrealized appreciation / depreciation of
  investments and foreign currencies during the period     239,199       (120,372)
Net increase (decrease) in net assets
  resulting from operations                                372,974        (96,940)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class                                                     (57)            --
   Institutional Class                                     (38,824)            --
                                                           (38,881)            --

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class                                                     650          6,308
   Institutional Class                                          --      3,000,009
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions:
   A Class                                                      57             --
   Institutional Class                                      38,824             --
                                                            39,531             --
Cost of shares repurchased:
   A Class                                                  (1,991)            --
   Institutional Class                                          --             --
                                                            (1,991)            --
Increase in net assets derived from capital
   share transactions                                       37,540      3,006,317

NET INCREASE IN NET ASSETS                                 371,633      2,909,377

NET ASSETS:
Beginning of period                                      2,909,377             --
End of period                                           $3,281,010     $2,909,377


                                                                         12/19/1997*
                                                                             TO
                                                                          5/31/98
                                                                        (UNAUDITED)
                                                                       INTERNATIONAL
                                                                         SMALL CAP
                                                                           SERIES

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                  $   30,132
Net realized gain on investments
   and foreign currencies                                                  (3,616)
Net change in unrealized appreciation / depreciation of
  investments and foreign currencies during the period                    422,246
Net increase (decrease) in net assets
  resulting from operations                                               448,762

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class                                                                     --
   Institutional Class                                                         --
                                                                               --

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class                                                                  5,661
   Institutional Class                                                  3,000,009
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions:
   A Class                                                                     --
   Institutional Class                                                         --
                                                                        3,005,670
Cost of shares repurchased:
   A Class                                                                 (4,853)
   Institutional Class                                                         --
                                                                           (4,853)
Increase in net assets derived from capital
   share transactions                                                   3,000,817

NET INCREASE IN NET ASSETS                                              3,449,579

NET ASSETS:
Beginning of period                                                            --
End of period                                                          $3,449,579

* Date of commencement of operations

See accompanying notes





DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                GLOBAL EQUITY SERIES
                                                                --------------------
                                                                      A CLASS
                                                                --------------------
                                                             SIX MONTHS(1)
                                                                 ENDED      7/22/97(2)
                                                                5/31/98        TO
                                                              (UNAUDITED)   11/30/97

Net asset value, beginning of period                            $8.230        $8.500

Income from investment operations:
   Net investment income (3)                                     0.100         0.056
   Net realized and unrealized gain on investments
     and foreign currencies                                      0.940        (0.326)
   Total from invetment operations                               1.040        (0.270)

Less dividends and distributions:
   Dividends from net investment income                         (0.110)           --
   Distributions from net realized gain on investment
     transactions                                                   --            --
   Total dividends and distributions                            (0.110)           --

Net asset value, end of period                                  $9.160        $8.230

Total return (4)                                                12.81%        (3.18%)

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                         $5            $6
    Ratio of expenses to average net assets                      0.80%         0.80%
    Ratio of expenses to average net assets prior to expense
     limitation                                                  1.25%         2.16%
    Ratio of net investment income to average net assets         2.28%         1.86%
    Ratio of net investment income to average net assets prior
     to expense limitation                                       1.83%         0.50%
    Portfolio turnover                                             61%           25%


                                                                GLOBAL EQUITY SERIES
                                                                --------------------
                                                                INSTITUTIONAL CLASS
                                                                --------------------
                                                             SIX MONTHS(1)
                                                                ENDED        7/22/97(2)
                                                               5/31/98          TO
                                                             (UNAUDITED)     11/30/97

Net asset value, beginning of period                            $8.230        $8.500

Income from investment operations:
   Net investment income (3)                                     0.100         0.056
   Net realized and unrealized gain on investments
     and foreign currencies                                      0.940        (0.326)
   Total from invetment operations                               1.040        (0.270)

Less dividends and distributions:
   Dividends from net investment income                        (0.110)            --
   Distributions from net realized gain on investment
     transactions                                                  --             --
   Total dividends and distributions                           (0.110)            --

Net asset value, end of period                                  $9.160        $8.230

Total return (4)                                                12.81%        (3.18%)

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                     $3,276        $2,903
    Ratio of expenses to average net assets                      0.80%         0.80%
    Ratio of expenses to average net assets prior to expense
     limitation                                                  1.25%         1.86%
    Ratio of net investment income to average net assets         2.28%         1.86%
    Ratio of net investment income to average net assets prior
     to expense limitation                                       1.83%         0.80%
    Portfolio turnover                                             61%           25%


(1) Ratios have been annualized and total returns have not been annualized.
(2) Date of commencement of trading; ratios have been annualized and total returns have not been annualized.
(3) Per share information was based on the average shares outstanding method.
(4) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class.

See accompanying notes





Financial Highlights (Continued)
Selected data for each share of the Series outstanding throughout each period were as follows:

                                                 INTERNATIONAL SMALL CAP SERIES
                                                 ------------------------------
                                                   A CLASS    INSTITUTIONAL CLASS
                                               12/19/1997 (2)   12/19/1997 (2)
                                                     TO               TO
                                                   5/31/98          5/31/98
                                                 (UNAUDITED)      (UNAUDITED)


Net asset value, beginning of period               $8.500           $8.500

Income from investment operations:
   Net investment income(1)                         0.088            0.088
   Net realized and unrealized gain on investments
     and foreign currencies                         1.820            1.182
   Total from investment operations                 1.270            1.270


Net asset value, end of period                     $9.770           $9.770

Total return(3)                                    14.94%           14.94%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)            $1           $3,449
    Ratio of expenses to average net assets         1.25%            1.25%
    Ratio of expenses to average net assets
     prior to expense limitation                    2.13%            2.13%
    Ratio of net investment income to average
     net assets                                     2.06%            2.06%
    Ratio of net investment income to average
     net assets prior to expense limitation         1.18%            1.18%
    Portfolio turnover                                 0%               0%
------------------------------------------------
(1) Per share information was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized and total returns have not been annualized.
(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class.




DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998
(UNAUDITED)


Delaware Group Global & International Funds, Inc. (the "Fund") is registered as a Maryland corporation and offers six series: the International Equity Series, the Global Bond Series, the Global Assets Series, the Emerging Markets Series, the Global Equity Series and the International Small Cap Series. These financial statements and the related notes pertain to: the Global Equity Series and the International Small Cap Series (the "Series"). The Global Equity Series and the International Small Cap Series are registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. Each Series offers four classes of shares. The A Class carries a front-end sales charge of 4.75%, the B Class carries a back-end deferred sales charge, the C Class carries a level load sales charge and the Institutional Class has no sales charge. As of May 31, 1998 only the A Class and the Institutional Class have commenced operations for both Series'.

The investment objective of each Series is as follows:

GLOBAL EQUITY SERIES: To seek long-term growth without undue risk to principal by investing in U.S. and foreign equities that provide the potential for capital appreciation and income.

INTERNATIONAL SMALL CAP SERIES: To seek long-term capital appreciation by investing primarily in equity securities of small non-U.S. companies. This may include companies located or operating in established or emerging countries.

1 SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by each Series.

SECURITY VALUATION - Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Series' Board of Directors.

FEDERAL INCOME TAXES - Each Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - Each Series may invest in a pooled cash account along with other members of the Delaware Investment Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Series does isolate that portion of gains and losses on investments of debt securities which are due to changes in the foreign currency exchange rate from that which are due to changes in the market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

OTHER - Expenses common to all Funds within the Delaware Investment Family of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Each Series declares and pays dividends from capital gains and net investment income annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Series' average daily net assets.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2 INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, each Series pays Delaware International Advisers Ltd. ("DIAL"), the investment manager, an annual fee which is based on the daily net assets of each Series without consideration of amounts paid to unaffiliated directors. The management fee rates are as follows:

                                        Global            International
                                        Equity             Small Cap
                                        Series               Series
                                     -----------          -----------
Management fee as a
percentage of average
daily net assets (per annum)             0.80%                1.25%

DIAL has elected to waive its fees and reimburse each Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, 0.80% for each class of the Global Equity Series through December 31, 1998 and 1.25% for each class of the International Small Cap Series through November 30, 1998, of the average daily net assets for each Series. Total expenses absorbed by and DIAL for the six months ended May 31, 1998 are as follows:

                                        Global            International
                                        Equity             Small Cap
                                        Series               Series
                                     -----------          -----------
Total expenses absorbed
by DIAL                                 $6,977               $12,831

Each Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services for the Series. For the six months ended May 31, 1998, the amounts expensed for each Series were as follows:


                                        Global            International
                                        Equity             Small Cap
                                        Series               Series
                                     -----------          -----------
Dividend disbursing,
transfer agent fees and
other expenses                            $739                  $193
Accounting fees                            644                   548

On May 31, 1998, the Series' had payables to affiliates as follows:

                                        Global            International
                                        Equity             Small Cap
                                        Series               Series
                                     -----------          -----------
Investment Management fee
payable to DIAL                         $2,720                $4,529
Dividend disbursing, transfer
agent fees, accounting fees and
other expenses payable to DSC            2,669                   983
Other expenses payable to
DMC and affiliates                       6,467                 1,529

Pursuant to the Distribution Agreement, each Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class. DDLP has agreed to waive distribution expenses for all classes through November 30, 1998.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3 INVESTMENTS

During the six months ended May 31, 1998, each Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                                        Global            International
                                        Equity             Small Cap
                                        Series               Series
                                     -----------          -----------
Purchases                             $1,028,387           $2,804,895
Sales                                    924,791               --

At May 31, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Series were as follows:

                                        Global            International
                                        Equity             Small Cap
                                        Series               Series
                                     -----------          -----------
Cost of Investments                   $3,142,042           $3,204,255
                                     ===========          ===========
Aggregate unrealized appreciation       $167,908             $561,621
Aggregate unrealized depreciation        (48,049)            (138,808)
                                     -----------          -----------
Net unrealized appreciation             $119,859             $422,813
                                     ===========          ===========

4 CAPITAL STOCK
Transactions in capital stock shares were as follows:

                                    Global            International
                                    Equity             Small Cap
                                    Series               Series
                                 -----------          ----------
                            Six Months   7/22/97 *     12/19/97 *
                              Ended        To             To
                             5/31/98    11/30/97        5/31/98
                           ----------  ----------     ----------
Shares sold:
A Class                            74         740             598
Institutional Class                --     352,943         352,942

Shares issued upon
 reinvestment of
 dividends from net
net investment
income and net
 realized gain on
investment
 transactions:
A Class                             7          --              --
Institutional Class             4,786          --              --
                           ----------  ----------      ----------
                                4,867     353,683         353,540
                           ----------  ----------      ----------
Shares repurchased:
A Class                          (235)         --            (492)
Institutional Class                --          --              --
                           ----------  ----------      ----------
                                 (235)         --            (492)
                           ----------  ----------      ----------
Net Increase                    4,632     353,683         353,048
                           ==========  ==========      ==========
5 LINES OF CREDIT

The Global Equity Series has a committed line of credit for $100,000. No amount was outstanding at May 31, 1998, or at any time during the fiscal year

6 FOREIGN EXCHANGE CONTRACTS

A Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Series may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7 MARKET AND CREDIT RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Series may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.